Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information

Note 3: Segment information

(i) The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	7,384	9,549	12,143
Engineering	5,881	5,834	5,797
	13,265	15,383	17,940
Operating (loss) / income
Trading and manufacturing	(112)	278	377
Engineering	48	273	(438)
Unallocated corporate expenses	(172)	(165)	(188)
	(236)	386	(249)

	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	9	11	11
Engineering	3	3	4
	12	14	15
Capital expenditures, gross
Trading and manufacturing	3	3	3
Engineering	4	2	2
	7	5	5

	December 31,
	2025	2024
	US$’000	US$’000
Assets
Trading and manufacturing	6,548	6,668
Engineering	14,794	14,040
	21,342	20,708
Liabilities
Trading and manufacturing	2,217	2,155
Engineering	2,535	1,859
	4,752	4,014

(ii) Geographical analysis of revenue by customer location is as follows:

	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Revenue -
The PRC	6,727	6,398	7,125
Hong Kong	6,015	6,745	9,879
Others	523	2,240	936
	13,265	15,383	17,940

(iii) Long-lived assets (1)

Geographical analysis of long-lived assets is as follows:

	December 31,
	2025	2024
	US$’000	US$’000

Hong Kong	6	5
The PRC	145	154
	151	159

(1) Long-lived assets represent property, plant and equipment, net.

(iv) Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	Year ended December 31,
	2025	2024	2023

Supplier A	32%	26%	42%
Supplier B	18%	36%	23%
Supplier C	13%	8%	7%
Supplier D	6%	5%	5%

(v) Major customers

Details of individual customers accounting for more than 5% of the Group’s revenue are as follows:

	Year ended December 31,
	2025	2024	2023

Customer A	13%	9%	14%
Customer B	12%	5%	-
Customer C	10%	-	-
Customer D	7%	13%	10%
Customer E	6%	-	-
Customer F	-	9%	-
Customer G	-	6%	-
Customer H	-	5%	-
Customer I	-	-	7%
Customer J	-	-	5%
Customer K	-	-	5%